ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

On August 3, 2007, eHi Car Services Limited (the “Company”), formerly known as Prudent Choice Limited or eHi Auto Services Limited, was incorporated in the Cayman Islands by Ray Ruiping Zhang (the “Founder”). The Company, through its subsidiaries, provides car rentals and car services to corporate and individual customers in the People’s Republic of China (“PRC”). The Company and its subsidiaries began offering services in 2006 through Shanghai eHi Business Co., Ltd. (“eHi Business”), which was incorporated on January 11, 2006. The Company’s business initially focused on providing car services to premium corporate clients. In May 2008, the Company began to provide car rentals to individual customers.

To further expand the Company’s Internet and mobile services, the Company entered into a series of contractual arrangements in March 2014 with its PRC incorporated variable interest entity (‘‘VIE’’) Shanghai eHi Information Technology Service Co., Ltd., or eHi Information, and its shareholders. eHi Information currently does not have any operation and the Company does not expect eHi Information to contribute a material portion of its net revenues and operations in the foreseeable future.

As of December 31, 2014, the Company’s principal subsidiaries are as follows:

	Percentage of ownership	Date of incorporation/ acquisition	Place of incorporation
Shuzhi Information Technology (Shanghai) Co., Ltd. (“Shuzhi”)	100%	March 21, 2008	PRC
Shanghai eHi Car Rental Co., Ltd. (“eHi Rental”)	100%	March 10, 2008	PRC
Beijing eHi Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	August 20, 2008	PRC
Chongqing eHi Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	December 5, 2009	PRC
eHi Auto Services (Hong Kong) Holding Limited (“eHi Hong Kong”)	100%	September 24, 2010	Hong Kong
Shanghai Smart Brand Auto Driving Services Co., Ltd. (“Shanghai Smart Brand”, subsidiary of Shuzhi)	100%	April 13, 2011	PRC
eHi Auto Services (Jiangsu) Co., Ltd. (subsidiary of eHi Hong Kong)	100%	December 23, 2011	PRC
Shanghai eHi Chengshan Car Rental Co., Ltd. (subsidiary of eHi Rental)	100%	August 16, 2012	PRC
L&L Financial Leasing Holding Limited	100%	October 17, 2013	Hong Kong
Shanghai Taihao Financial Leasing Holding Limited	100%	January 7, 2014	PRC
Elite Plus Developments Limited (British Virgin Islands) (“Elite Plus”)	100%	March 11, 2014	British Virgin Islands
Shanghai eHi Information Technology Service Co., Ltd. (“eHi Information”)	100%	March 13, 2014	PRC

On November 18, 2014, the Company completed its initial public offering (“IPO”) and became listed on the New York Stock Exchange by issuing 10,000,000 American Depositary Shares (“ADSs”) at the price of US$12.00 per ADS for a total gross proceeds of US$120 million. Each ADS represents two Class A common shares. The Company issued an additional 8,333,332 Class A common shares in a private placement concurrent with the IPO, at the price of $6.00 per Class A common share for a total proceeds of US$50 million.  Upon the completion of the IPO, all of the Company’s 77,999,069 then-outstanding preferred shares and 6,096,842 then-outstanding common shares were immediately converted into and/or re-designated as Class B common shares.